Class K [Member] Investment Risks - Class K [Member] - BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust	May 31, 2026
Municipal Securities Risks [Member]
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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. The Fund’s investments may consist of private activity bonds that may subject certain shareholders to an alternative minimum tax.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

U S Government Obligations Risk [Member]
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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Derivatives Risks [Member]
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Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

High Yield Bonds Risk [Member]
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High Yield Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.

Illiquid Investments Risk [Member]
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Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to dispose of illiquid investments during periods when shareholders are redeeming or selling their shares or the Fund’s net assets otherwise shrink, the Fund will need to dispose of liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have greater exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions or sales of Fund shares may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

Insurance Risk [Member]
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Insurance Risk — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. However, insurance does not protect against losses caused by declines in a municipal security’s value. The Fund cannot be certain that any insurance company will make the payments it guarantees. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.

Leverage Risk [Member]
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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended, and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Market Risk and Selection Risk [Member]
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. An investor could lose money over short periods due to fluctuation in the Fund’s net asset value in response to short-term market movements and over longer periods during market downturns. Securities or other investments held by the Fund may underperform the markets, the relevant indices or benchmarks, or the securities selected by other funds with similar investment objectives and investment strategies, or may otherwise fail to perform as intended. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. The success of a Fund’s activities could be affected by interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, tariffs and trade barriers, supply chain disruptions, economic sanctions, currency exchange controls, and local, regional or global events such as war, acts of terrorism, natural and environmental disasters, the spread of infectious illness or other public healthissues like pandemics or epidemics, recessions, or other events.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

Operational and Technology Risks [Member]
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Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Taxability Risk [Member]
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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or currently exempt interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities that are currently exempt to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Legal Opinion Risk — The Fund will rely on legal opinions of counsel to issuers of municipal securities as to the tax-exempt status of investments and will not do its own analysis. The status of a municipal security as tax-exempt may be affected by events that occur after the municipal security is issued.

Tender Option Bonds Risk [Member]
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Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.

Variable Rate Demand Obligations Risks [Member]
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Variable Rate Demand Obligations Risks — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

When Issued and Delayed Delivery Securities and Forward Commitments Risk [Member]
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When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Debt Securities Risk [Member]
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Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Risk Lose Money [Member]
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Risk [Text Block]	You may lose part or all of yourinvestment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in theFund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any otherGovernment agency.